Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable [Abstract]
Accounts Payable
	2011	2010	2009
Current	$194,434,300	$429,831,103	$174,834,213
Overdue:
Within 30 days	42,278,040	42,087,271	25,335,474
Between 31 to 60 days	16,326,978	8,540,898	8,269,941
Over 60 days	27,651,412	35,118,013	20,443,176
	$280,690,730	$515,577,285	$228,882,804